Income taxes (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	$ 9,604	$ 9,484	$ 8,155
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,729	1,755	1,590
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	284	234	110
Tax effects of losses not recognized	74	124	144
Previously unrecognized tax losses now utilized	(217)	(179)	(212)
Non-taxable and lower taxed income	(335)	(278)	(394)
Non-deductible expenses and additional taxable income	429	510	385
Adjustments related to prior years - current tax	(41)	(40)	(67)
Adjustments related to prior years - deferred tax	13	(10)	12
Change in deferred tax recognition	(217)	(342)	(381)
Adjustments to deferred tax balances arising from changes in tax rates	0	(5)	234
Other items	222	231	161
Income tax expense / (benefit)	$ 1,942	$ 1,998	$ 1,583
Applicable tax rate	18.00%	18.50%	19.50%
Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	$ 4,425	$ 3,334	$ 3,403
Increase / (decrease) resulting from:
Income tax expense / (benefit)	715	714	598
Non-Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	5,178	6,150	4,752
Increase / (decrease) resulting from:
Income tax expense / (benefit)	1,227	1,284	985
UBS AG
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	8,960	8,964	7,699
Income taxes at Swiss tax rate of 19.5% for 2020, 20.5% for 2019 and 21% for 2018	1,613	1,658	1,501
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	267	217	96
Tax effects of losses not recognized	74	124	144
Previously unrecognized tax losses now utilized	(217)	(179)	(212)
Non-taxable and lower taxed income	(316)	(252)	(381)
Non-deductible expenses and additional taxable income	414	487	373
Adjustments related to prior years - current tax	(33)	(38)	(66)
Adjustments related to prior years - deferred tax	19	(3)	18
Change in deferred tax recognition	(217)	(341)	(383)
Adjustments to deferred tax balances arising from changes in tax rates	0	(1)	235
Other items	240	230	163
Income tax expense / (benefit)	$ 1,844	$ 1,903	$ 1,488
Applicable tax rate	18.00%	18.50%	19.50%
UBS AG | Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	$ 4,052	$ 2,983	$ 3,042
Increase / (decrease) resulting from:
Income tax expense / (benefit)	642	640	524
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Table]
Operating profit / (loss) before tax	4,907	5,981	4,657
Increase / (decrease) resulting from:
Income tax expense / (benefit)	$ 1,202	$ 1,263	$ 963